UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                ----------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ashmore Group plc
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Address:  61 Aldwych
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          London WC2B 4AE, United Kingdom
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael S. Perman
          ---------------------
Title:    Secretary
          ---------------------
Phone:    212-661-0061
          ---------------------

Signature, Place, and Date of Signing:

----------------------     ---------------------     --------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number          Name
     28-
     ------------------------      ------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $483,625
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number        Name

     1                                   Ashmore Investments (UK) Ltd
     2                                   Ashmore Investment Management  Limited


                                                            Ashmore Group Plc

                                          Form 13F Information Table as of December 31, 2010

                                                                                                                VOTING AUTHORITY
                                                              VALUE    SHARES/   SH/  PUT/   INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP     x($1000)  PRN AMT   PRN  CALL  DISCRETN MANAGERS  SOLE  SHARED  NONE

Aberdeen Indonesia Fund Inc     COM               00305P106     287     21,811    sh         defined   1,2     21,811   0     0
Aberdeen Latin American Eqty    COM               00306K106   1,305     33,748    sh         defined   1,2     33,748   0     0
America Movil SAB DE CV         SPON ADR L SHS    02364W105  66,625  1,173,800    sh         defined   1,2  1,173,800   0     0
China Fund Inc                  COM               169373107     303      9,600    sh         defined   1,2      9,600   0     0
Chunghwa Telecom Ltd            SPON ADR NEW      17133Q106  15,476    611,700    sh         defined   1,2    611,700   0     0
Desarrolladora Homex S A DE     Spon ADR          25030W100   5,931    176,631    sh         defined   1,2    176,631   0     0
India Fund Inc                  COM               454089103     795     22,919    sh         defined   1,2     22,919   0     0
Ishares TR                      MSCI PERU CAP     464289842  10,300    204,700    sh         defined   1,2    204,700   0     0
Ishares TR                      MSCI PERU CAP     464289842   1,208     24,000    sh         defined           24,000   0     0
Ishares Inc                     MSCI BRAZIL       464286400   3,221     41,839    sh         defined   1,2     41,839   0     0
Ishares Inc                     MSCI CHILE INVES  464286640     815     10,300    sh         defined   1,2     10,300   0     0
Ishares TR                      INDO INVS MRKT    46429B309   1,886     64,775    sh         defined   1,2     64,775   0     0
Ishares INC                     MSCI MALAYSIA     464286830     699     49,050    sh         defined   1,2     49,050   0     0
Ishares TR                      PHILL INVSTMRK    46429B408   1,104     44,500    sh         defined   1,2     44,500   0     0
Ishares INC                     MSCI S KOREA      464286772     194     31,870    sh         defined   1,2     31,870   0     0
Ishares INC                     MSCI THAILAND     464286624   2,529     39,300    sh         defined   1,2     39,300   0     0
Ishares TR                      S&P INDIA 50      464289529     357     11,500    sh         defined   1,2     11,500   0     0
Korea Fund Inc                  COM NEW           500634209     938     21,290    sh         defined   1,2     21,290   0     0
Malaysia Fund Inc               COM               560905101     293     26,364    sh         defined   1,2     26,364   0     0
Market Vectors ETF TR           INDONESIA ETF     57060U753   2,536     29,210    sh         defined   1,2     29,210   0     0
Market Vectors ETF TR           INDONESIA ETF     57060U753     503      5,800    sh         defined            5,800   0     0
Market Vectors ETF TR           RUSSIA ETF        57060U506     319      8,376    sh         defined   1,2      8,376   0     0
Market Vectors ETF TR           BRAZL SMCP ETF    57060U613   6,026    105,550    sh         defined   1,2    105,550   0     0
Mechel OAO                      SPON ADR PFD      583840509   2,275    236,000    sh         defined   1,2    236,000   0     0
Mechel OAO                      SPOND ADR         583840103     812     27,700    sh         defined   1,2     27,700   0     0
Mexico Fund Inc                 COM               592835102     841     30,076    sh         defined   1,2     30,076   0     0
Mobile Telesystems OJSC         SPON ADR          607409109  47,045  2,272,700    sh         defined   1,2  2,272,700   0     0
Morgan Stanley China A Share    COM               617468103   9,581    354,695    sh         defined   1,2    354,695   0     0
Morgan Stanley Em MKTS DM DE    COM               617477104   2,445    153,458    sh         defined          153,458   0     0
Petroleo Brasileiro SA PETRO    SPON ADR          71654V408  77,058  2,051,600    sh         defined   1,2  2,051,600   0     0
Taiwan Fund Inc                 COM               874036106     498     26,150    sh         defined   1,2     26,150   0     0
Taiwan Greater China Fund       SH BEN INT        874037104     364     48,518    sh         defined   1,2     48,518   0     0
Taiwan Semiconductor MFG LTD    SPON ADR          874039100  60,541  4,882,347    sh         defined   1,2  4,882,347   0     0
Telefonos De Mexico S A B       SPON ADR ORD L    879403780  15,057    935,795    sh         defined   1,2    935,795   0     0
Templeton Emerging Mkts Fnd     COM               880191101     290     12,467    sh         defined   1,2     12,467   0     0
Templeton Russia and East Euro  COM               88022F105     993     43,470    sh         defined   1,2     43,470   0     0
Ternium Sa                      SPON ADR          880890108   2,807     67,300    sh         defined   1,2     67,300   0     0
Turkish Investment Fund         COM               900145103     795     48,111    sh         defined   1,2     48,111   0     0
Vale S A                        ADR               91912E105  93,081  2,716,900    sh         defined   1,2  2,716,900   0     0
Vimpelcom Ltd                   SPON ADR          92719A106  43,038  2,855,900    sh         defined   1,2  2,855,900   0     0
Wisdomtree TR                   EM LCL DEBT FD    97717X867   1,976     38,100    sh         defined           38,100   0     0
Wisdomtree TRUST                INDIA ERNGS FD    97717W422     479     18,400    sh         defined   1,2     18,400   0     0